REVENUE FROM CONTRACT WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Contract with Customer, Liability [Abstract]
Current contract liabilities	¥ 1,272	$ 195	¥ 1,179
Long-term contract liabilities	662	$ 101	559
Total contract liabilities	¥ 1,934		¥ 1,738